Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000028524 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028524 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028524 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028524 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | Dutch Bros, Inc., Class A - FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | Chefs' Warehouse, Inc. (The) - FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | Knife River Corp. - FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028524 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028524 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000028524 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028524 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028524 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028524 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028524 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028524 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028524 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028524 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000028521 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028521 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028521 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028521 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | Dutch Bros, Inc., Class A - FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | Chefs' Warehouse, Inc. (The) - FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | Knife River Corp. - FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028521 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028521 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000028521 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028521 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028521 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028521 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028521 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028521 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028521 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028521 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000028523 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028523 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028523 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028523 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | Dutch Bros, Inc., Class A - FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | Chefs' Warehouse, Inc. (The) - FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | Knife River Corp. - FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028523 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028523 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000028523 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028523 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028523 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028523 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028523 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028523 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028523 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028523 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000028527 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028527 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028527 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028527 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | Dutch Bros, Inc., Class A - FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | Chefs' Warehouse, Inc. (The) - FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | Knife River Corp. - FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028527 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028527 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000028527 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028527 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028527 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028527 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028527 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028527 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028527 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028527 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000028526 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028526 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028526 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028526 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028526 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | Dutch Bros, Inc., Class A - FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | Chefs' Warehouse, Inc. (The) - FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028526 | Knife River Corp. - FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028526 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028526 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028526 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000028526 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028526 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028526 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028526 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028526 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028526 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028526 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028526 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000028525 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028525 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028525 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028525 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028525 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | Dutch Bros, Inc., Class A - FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | Chefs' Warehouse, Inc. (The) - FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028525 | Knife River Corp. - FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028525 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028525 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028525 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000028525 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028525 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028525 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028525 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028525 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028525 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028525 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028525 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000159958 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159958 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159958 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159958 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | Dutch Bros, Inc., Class A - FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | Chefs' Warehouse, Inc. (The) - FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | Knife River Corp. - FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000159958 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000159958 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000159958 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000159958 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159958 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159958 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159958 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159958 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159958 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159958 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)